Long-term Debt and Convertible Preferred Stock Warrants - Loan Narrative (Details) - USD ($)	1 Months Ended
	Feb. 28, 2021	Nov. 30, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Feb. 28, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Principal outstanding							$ 40,000,000	$ 35,000,000
Series E-1
Debt Instrument [Line Items]
Warrants converted (in shares)		15,979						111,854
Term Loan | Series E-1
Debt Instrument [Line Items]
Warrants converted (in shares)	15,979
Percent of additional advance amount drawn	2.00%	2.00%				2.00%
Term Loan | Medium-term Notes
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 40,000,000.0	$ 40,000,000.0			$ 30,000,000.0	$ 40,000,000.0
Borrowed amount	5,000,000.0	5,000,000.0	$ 5,000,000.0	$ 5,000,000.0	$ 3,600,000	20,000,000.0
Principal outstanding	$ 40,000,000.0	35,000,000.0							$ 17,600,000
Stated interest rate					5.75%		5.75%	5.75%
Term					34 months
Payment collection term					60 months
Success fee					1.00%
Additional borrowing amount		$ 10,000,000.0
Equity or convertible debt to be raised								$ 50,000,000.0
Effective interest rate							6.84%	6.86%
Term Loan | Medium-term Notes | Prime Rate
Debt Instrument [Line Items]
Basis spread rate					1.50%
Silicon Valley Bank Term Loan | Medium-term Notes
Debt Instrument [Line Items]
Settlement amount						8,800,000
Debt issuance costs						300,000
Extinguishment loss						$ 400,000